Investments in affiliates and joint ventures - Statements of Operations and Comprehensive Income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 24,689	$ 1,771
Gross profit	5,148	152
Income before taxes	3,782	98
Net income and comprehensive income	2,780	60
Net income and comprehensive income	$ 2,780	$ 60